INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2014
Investments
Schedule of short term investments
	December 31,
	2013	2014
	RMB’000	RMB’000	US$’000

Available-for-sale investment:
Investment in a mutual fund	24,636	25,219	4,065

	24,636	25,219	4,065

Schedule of long term investments

	December 31,
	2013	2014
	RMB’000	RMB’000	US$’000
Cost investments
PRC Fund	7,603	9,103	1,467
United States Fund	13,847	16,539	2,666
Investment in preferred shares of an unlisted company in Cayman Island	12,240	12,240	1,973
Investment in ordinary shares of an unlisted company in PRC	—	6,000	967
	33,690	43,882	7,073
Available-for-sale investments
Investment in convertible loan of an unlisted company in Cayman Island	—	3,068	494
Investment in preferred shares of an unlisted company in PRC	1,716	1,716	277
Less: accumulated impairment	(1,716)	(1,716)	(277)
	—	3,068	494
	33,690	46,950	7,567